Expense Example {- FundsManager 70% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio-Investor VIP	May 27, 2022 USD ($)
Expense Example:
1 year	$ 80
3 years	255
5 years	451
10 years	$ 1,016